Liability under insurance contracts - Summary of insurance liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities under insurance contracts and reinsurance contracts issued [abstract]
Policy reserve	₩ 54,316,740	₩ 54,330,046	₩ 53,391,401
Policyholder's equity adjustment	(1,616)	3,452
Total Insurance liabilities	₩ 54,315,124	₩ 54,333,498